Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Minimum Rental Commitments Under Non Cancelable Operating Leases with Lease Terms in excess of One Year

Total future minimum lease payments under non-cancellable lease contracts are as follows:

Amount
(in millions)
2014	$64
2015	50
2016	39
2017	29
2018	25
2019 and beyond	48

Total minimum rental commitments	$255

Financial Services has Various Agreements to Extend Credit

At December 31, 2013, Financial Services has various agreements to extend credit for the following financing arrangements:

Facility	Total Credit Limit	Utilized	Not Utilized
	(in millions)
Private label commercial revolving accounts	$3,929	$227	$3,702
Wholesale and dealer financing	$6,545	$3,648	$2,897